Mar. 28, 2025
ETC 6 Meridian Quality Dividend Yield ETF
ETC 6 Meridian Quality Dividend Yield ETF
Investment Objective
The ETC 6 Meridian Quality Dividend Yield ETF (the “Fund”) primarily seeks dividend income and, secondarily, capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETC 6 Meridian Quality Dividend Yield ETF ETC 6 Meridian Quality Dividend Yield ETF
Management Fee	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.39%	[1]
Total Annual Fund Operating Expenses	0.70%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
ETC 6 Meridian Quality Dividend Yield ETF | ETC 6 Meridian Quality Dividend Yield ETF | USD ($)	72	224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing in equity securities. The Fund invests mainly in common stocks and may invest in the securities of companies of any capitalization. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend paying securities. The Fund also may invest in real estate investment trusts (“REITs”).

In selecting investments for the Fund, Madison Avenue Financial Solutions, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), uses a quantitatively-driven strategy designed to emphasize securities of companies that exhibit high quality characteristics relative to their peers. Quality is defined as high and improving profitability, low leverage and low default probability, and low net equity and debt issuance relative to dividends and net buybacks. From an initial universe consisting of companies in the broad U.S. equity market, the Sub-Adviser excludes micro-cap companies (i.e., companies with a market capitalization of less than $500 million) and securities of companies that exhibit poor liquidity and momentum characteristics. Liquidity is measured as average dollar volume traded relative to the average shares outstanding, where the highest values are least favorable. Momentum is measured as the trailing 12-month price return excluding the most recent month, where the lowest values are least favorable. The Sub-Adviser ranks the remaining securities based on a composite of several quality-focused variables intended to measure profitability, growth and ability to service financing obligations, and securities ranking the highest on this composite measure are then sorted based on dividend yield (measured as the annual dividends or income paid divided by the price of the security). The securities with the highest yields are included in the Fund’s portfolio. The Fund’s portfolio is equally weighted with sector-level weights adjusted such that no sector represents more than 25% of the portfolio at time of purchase. The portfolio is adjusted on a semi-annual basis to the target weights.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. Currently, the Fund does not expect to invest a significant portion of its assets in the securities of companies in a particular sector, but that may change from time to time.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Principal Risks
Performance Information

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.6meridianfunds.com.